Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2012
Center Coast MLP Focus Fund (Prospectus Summary) | Center Coast MLP Focus Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCCAX
Center Coast MLP Focus Fund (Prospectus Summary) | Center Coast MLP Focus Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCCCX
Center Coast MLP Focus Fund (Prospectus Summary) | Center Coast MLP Focus Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCCNX